LEASE LIABILITIES (Schedule of Lease Payments Not Recognised as Liability) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Lease Liabilities Schedule Of Lease Payments Not Recognised As Liability
Short term leases	$ 130
Leases of low value assets
Variable lease payments
Lease payments not recognised as a liability	$ 130